Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 244,193,723.20
Total Fee Amount	33,723.15
Total Offset Amount	0.00
Net Fee	$ 33,723.15
Offering Table N/A
Offset Table N/A	N/A